DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business – Coeptis Pharmaceuticals, LLC (LLC) was formed in July 12, 2017 as a Pennsylvania multi-member limited liability company. On December 1, 2018, the members of LLC contributed their interest to a newly formed corporation, Coeptis Pharmaceuticals, Inc (“Coeptis”). As of December 1, 2018, the LLC became a disregarded single-member limited liability company which is wholly owned by the newly formed corporation. On February 12, 2021, Vinings Holdings, Inc., a Delaware corporation (“Vinings”), merged (the “Merger”) with and into Coeptis Pharmaceuticals, Inc. On July 12, 2021, the company has legally changed its name from Vinings Holdings, Inc. to Coeptis Therapeutics, Inc. Coeptis was the surviving corporation of that Merger. As a result of the Merger, Vinings acquired the business of Coeptis and will continue the existing business operations of Coeptis as a wholly owned subsidiary. The Merger was treated as a recapitalization of the Company for financial accounting purposes. The historical financial statements of Vinings before the Merger were replaced with the historical financial statements of Coeptis before the Merger in all future filings with the Securities and Exchange Commission (the “SEC”).

The Company is located in Wexford, PA, and engages primarily in the acquisition, development, and commercialization of pharmaceutical products.

Merger - On April 18, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with BH Merger Sub, Inc., (“Merger Sub”) a Delaware corporation and wholly-owned subsidiary of Bull Horn Holdings Corp., a company incorporated in the British Virgin Islands (together with its successors, including after giving effect to the Domestication as described below, “Bull Horn” or the “Purchaser”).

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) prior to the Closing (as defined below), Bull Horn will re-domicile from the British Virgin Islands to the State of Delaware through a statutory re-domestication (the “Domestication”), and (ii) upon the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), Merger Sub will merge with and into Coeptis (the “Merger” and, together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Transactions”), with Coeptis continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of Bull Horn (after the Domestication).

Prior to the Merger, all outstanding shares of Coeptis preferred stock will convert or exchange their shares of preferred stock for shares of Coeptis common stock at the applicable ratio in Coeptis organizational documents (the “Preferred Stock Exchange”).

In the Merger, (i) all shares of Coeptis common stock issued and outstanding immediately prior to the effective time of the Merger (other than those properly exercising any applicable dissenters rights under Delaware law), but after giving effect to the Preferred Stock Exchange, will be converted into the right to receive a portion of the Merger Consideration (as defined below), (ii) certain issued and outstanding warrants to acquire shares of Coeptis stock (the “Specified Warrants”) will be assumed by Bull Horn and converted into a warrant for shares of Bull Horn common stock with its price and number of shares equitably adjusted based on the conversion of the shares of Coeptis common stock into the Merger Consideration (each, an “Assumed Warrant”), (iii) certain outstanding convertible debt of Coeptis (the “Coeptis Convertible Debt”) will be assumed by Bull Horn and be convertible into common stock of Bull Horn (the “Assumed Convertible Debt”) and (iv) any other outstanding securities with the right to convert into or acquire equity securities of Coeptis or its subsidiaries will be terminated. At the Closing, Bull Horn will change its name to “Coeptis Therapeutics Holdings, Inc.”.

The aggregate Merger consideration received by Coeptis security holders from Bull Horn at the Closing will have an aggregate value equal to (the “Merger Consideration”) (i) $175,000,000, minus (or plus if positive), (ii) the amount of Coeptis’ outstanding indebtedness as of immediately prior to the Closing (excluding Permitted Debt, as described below), net of its cash as of immediately prior to the Closing, minus (iii) the amount of Coeptis’ outstanding unpaid transaction expenses and transaction bonuses as of the Closing. The Merger Consideration will be payable, (a) in the case of Coeptis stockholders, solely in new shares of Bull Horn common stock, with each share of Bull Horn common stock valued at the price per share (the “Redemption Price”) at which each Bull Horn share of common stock is redeemed or converted pursuant to the redemption by Bull Horn of its public shareholders in connection with Bull Horn’s initial business combination, as required by its amended and restated memorandum and articles of association and Bull Horn’s initial public offering prospectus (the “Closing Redemption”), and (b) with respect to the holders of the Specified Warrants, by the assumption of such warrants by Bull Horn as Assumed Warrants. The Merger Consideration deliverable to Coeptis stockholders will be allocated pro rata after giving effect to the Preferred Stock Exchange and deducting the value attributable to the Assumed Warrants as if the Specified Warrants that become Assumed Warrants were exercised on a net exercise basis as of immediately prior to the Closing.

The Coeptis Convertible Debt, along with (i) certain other outstanding indebtedness of Coeptis as of the date of the Merger Agreement (which together with the Coeptis Convertible Debt, has aggregate outstanding obligations of approximately $3.9 million as of the date of the Merger Agreement), and (ii) certain other indebtedness that Coeptis is permitted to incur between the signing of the Merger Agreement and the Closing, will not affect the Merger Consideration payable to Coeptis security holders (the Coeptis Convertible Debt and such other indebtedness, “Permitted Debt”).

Basis of Presentation - The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and notes required by generally accepted accounting principles in the United States of America for complete financial statements. In the opinion of the Company’s management, any adjustments contained in the accompanying unaudited consolidated financial statements are of a normal recurring nature, and are necessary to fairly present the financial position of the Company as of September 30, 2022, along with its results of operations for the three and nine-month periods ended September 30, 2022 and 2021 and cash flows for the nine-month periods ended September 30, 2022 and 2021. Interim financial statements are prepared on a basis consistent with the Company’s annual financial statements and should be read in conjunction with our Annual Report on Form 10-K for the fiscal year ended December 31, 2021. Results of operations for the nine-month period ended September 30, 2022, are not necessarily indicative of the operating results that may be expected for the full year ending December 31, 2022.

Principles of Consolidation – The accompanying unaudited consolidated financial statements include the accounts of Coeptis Therapeutics Inc., Coeptis Pharmaceuticals, Inc. and its wholly-owned subsidiary, Coeptis Pharmaceuticals, LLC. All material intercompany accounts, balances and transactions have been eliminated.

Risks and Uncertainties - In late 2019, an outbreak of a novel strain of the Coronavirus 2019 Disease (COVID-19) was identified and infections have been found in a number of countries around the world, including the United States. COVID-19 and its impact on trade including customer demand, travel, employee productivity, supply chain, and other economic activities has had, and may continue to have, a potentially significant effect on financial markets and business activity. The extent of the impact of COVID-19 on the Company’s operational and financial performance is currently uncertain and cannot be predicted.